Comparative figure	6 Months Ended
Sep. 30, 2024
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Comparative figure

33.	Comparative figure

As a result of the reorganization, the Company has presented the financial statements of Alps Global Holding Berhad as the predecessor for all periods prior to the reorganization. The financial information for the six months ended September 30, 2023, reflects the historical unaudited financial statements of Alps Global Holding Berhad and is included for comparative purposes.

Management has determined that Alps Global Holding Berhad qualifies as the predecessor entity under Rule 405 of Regulation C based on the continuity of operations, management, and ownership between Alps Global Holding Berhad and the Alps Life Science INC.. Accordingly, the historical financial statements of Alps Global Holding Berhad have been included as the basis for comparative figures in the accompanying unaudited financial statements.

All comparative information presented as of and for the six months ended September 30, 2023 should be read as the historical financial information of Alps Global Holding Berhad, the predecessor to Alps Life Sciences Inc.